UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Cash flows from operating activities
Cash used in operations	¥ (187,295)	$ (25,773)	¥ (101,775)
Interest received	172	24	1,608
Net cash used in operating activities	(187,123)	(25,749)	(100,167)
Cash flows from investing activities
Purchase of property, plant and equipment and other non-current assets			(1,874)
Investment in financial assets and equity method investees	(541,326)	(74,489)	(118,022)
Proceeds from disposal of financial assets	329,843	45,388	30,461
Loan advanced to a related party			(110,000)
Net cash paid for the acquisition of a subsidiary			(34,048)
Net cash flows used in investing activities	(211,483)	(29,101)	(233,483)
Cash flows from financing activities
Net proceeds from debt and equity financing	222,584	30,629	355,970
Repayment for borrowings from bank	(44,296)	(6,095)
Interests paid	(25,082)	(3,452)	(14,024)
Payments for lease liabilities	(3,996)	(550)	(4,879)
Proceeds from revenue-based financing	12,318	1,695
Repayments for revenue-based financing	(22,395)	(3,082)
Expense for issuance of ordinary shares	(6,970)	(959)
Capital injection from non-controlling interests	9,800	1,349
Net cash flows generated from financing activities	141,963	19,535	337,067
Net increase/(decrease) in cash and cash equivalents	(256,643)	(35,315)	3,417
Cash and cash equivalents at beginning of the period	436,242	60,029	513,351
Effect of exchange rate changes on cash and cash equivalents			(227)
Cash and cash equivalents at end of the period	¥ 179,599	$ 24,714	¥ 516,541